S000079196 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares ESG Aware MSCI USA Growth ETF | iShares ESG Aware MSCI USA Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	32.89%